Leases - Summary of Amounts Recognized in the Condensed Consolidated Interim Statements of Income of Leases (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation of right-of-use assets:
Depreciation, right-of-use assets	₩ 407,338	₩ 410,032	₩ 403,794
Interest expense on lease liabilities	50,631	46,595	29,996
Land, buildings and structures [member]
Depreciation of right-of-use assets:
Depreciation, right-of-use assets	343,161	346,931	346,499
Others [member]
Depreciation of right-of-use assets:
Depreciation, right-of-use assets	₩ 64,177	₩ 63,101	₩ 57,295